Document Entity Information	6 Months Ended
Jun. 30, 2025
Document Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Entity File Number	001-36185
Entity Registrant Name	DYNAGAS LNG PARTNERS LP
Entity Central Index Key	0001578453
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	false